Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Capital commitments	¥ 1,040
Guarantor Obligations, Current Carrying Value	34,000	¥ 35,500
Bank deposits	¥ 19,100	¥ 16,200